Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Common stock options granted, forfeited or expired and exercised

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding - July 31, 2019	7,988,675	$0.84	7.21	$15,961,391
Granted	1,003,000	$2.09	4.92	—
Forfeited or expired	(130,000)	$1.11	7.65	—
Exercised	—	—	—	—
Outstanding - October 31, 2019	8,861,675	$0.98	6.71	$5,859,392

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

	Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding – August 1, 2018	379,998	$1.48	1.11	69,843
Granted	—	—
Forfeited or expired	(147,777)	(0.05)
Exercised	—	—
Outstanding - July 31, 2018	232,221	$1.00	0.25	10,719
Granted	9,976,125	0.71	7.59	20,821,821
Forfeited or expired	(2,219,671)	(0.43)	8.18
Exercised	—	—
Outstanding - July 31, 2019	7,988,675	$0.84	7.21	15,961,391

Fair value assumptions used in Black-Scholes option-pricing

The following assumptions were used in the Black-Scholes option-pricing model:

October 31, 2019
Exercise price	$2.01 – 2.09
Time to expiration	5 years
Risk-free interest rate	1.51% - 1.59%
Estimated volatility	153.4%
Expected dividend	—
Stock price at valuation date	$2.01 – 2.09

The following assumptions were used in the Black-Scholes option-pricing model:

Year Ended July 31, 2019
Exercise price	$0.11 – 1.85
Expected term	5 to 10 years
Risk-free interest rate	2.03% - 3.15%
Estimated volatility	135.2% - 222.2%
Expected dividend	—
Stock price at valuation date	$0.11 – $1.85